Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Net operating revenue	$ 41,784	$ 43,839	$ 54,502
Cost of goods sold and services rendered	(24,089)	(24,028)	(21,729)
Gross profit	17,695	19,811	32,773
Operating expenses
Selling and administrative	(553)	(515)	(481)
Research and development	(723)	(660)	(549)
Pre-operating and operational stoppage	(450)	(479)	(648)
Other operating expenses, net	(1,498)	(1,722)	(2,976)
Impairment reversal (impairment) and results on disposal of non-current assets, net	(266)	773	(426)
Operating income	14,205	17,208	27,693
Financial income	432	520	337
Financial expenses	(1,459)	(1,179)	(1,249)
Other financial items, net	(919)	2,927	4,031
Equity results and other results in associates and joint ventures	(1,108)	305	(1,271)
Income before income taxes	11,151	19,781	29,541
Income taxes	(3,046)	(2,971)	(4,697)
Net income from continuing operations	8,105	16,810	24,844
Net income attributable to noncontrolling interests	122	82	108
Net income from continuing operations attributable to Vale's shareholders	7,983	16,728	24,736
Discontinued operations
Net income (loss) from discontinued operations		2,060	(2,376)
Loss attributable to noncontrolling interests			(85)
Net income (loss) from discontinued operations attributable to Vale's shareholders		2,060	(2,291)
Net income	8,105	18,870	22,468
Net income attributable to noncontrolling interests	122	82	23
Net income attributable to Vale's shareholders	$ 7,983	$ 18,788	$ 22,445